As filed with the Securities and Exchange Commission on September 12, 2018
Securities Act Registration No. 333-222469
Investment Company Act Registration No. 811-23324
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.
POST-EFFECTIVE AMENDMENT NO. 6 (X)
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 7 (X)
Check appropriate box or boxes
PGIM ETF TRUST
Exact name of registrant as specified in charter
655 Broad Street, 17th Floor
Newark, New Jersey 07102
Address of Principal Executive Offices including Zip Code
(973) 367-7521
Registrant’s Telephone Number, Including Area Code
Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102
Name and Address of Agent for Service
It is proposed that this filing will become effective:
__ immediately upon filing pursuant to paragraph (b)
X_ on October 2, 2018 pursuant to paragraph (b)
__ 60 days after filing pursuant to paragraph (a)(1)
__ on (____) pursuant to paragraph (a)(1)
__ 75 days after filing pursuant to paragraph (a)(2)
__ on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
X_ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Explanatory Note:
This Post-Effective Amendment No. 6 to the Registrant’s Registration Statement under the Securities Act of 1933 and Amendment No. 7 to the Registrant’s Registration Statement under the Investment Company Act of 1940 (the Amendment) only relates to the PGIM QMA Strategic Alpha International Equity ETF, PGIM QMA Strategic Alpha Large-Cap Core ETF, PGIM QMA Strategic Alpha Small-Cap Growth ETF, and PGIM QMA Strategic Alpha Small-Cap Value ETF series of the Registrant.

The Amendment is not intended to amend the current prospectus and statement of additional information for any other series of the Registrant.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 12th day of September 2018.
PGIM ETF Trust
*
Stuart S. Parker, President
Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
Signature	Title	Date
* Ellen S. Alberding	Trustee
* Kevin J. Bannon	Trustee
* Scott E. Benjamin	Trustee
* Linda W. Bynoe	Trustee
* Barry H. Evans	Trustee
* Keith F. Hartstein	Trustee
* Laurie Simon Hodrick	Trustee
* Michael S. Hyland	Trustee
* Stuart S. Parker	Trustee and President, Principal Executive Officer
* Richard A. Redeker	Trustee
* Brian K. Reid	Trustee
* Grace C. Torres	Trustee
* Brian D. Nee	Treasurer, Principal Financial and Accounting Officer

Signature	Title	Date
*By: /s/ Claudia DiGiacomo Claudia DiGiacomo	Attorney-in-Fact	September 12, 2018

POWER OF ATTORNEY
for the PGIM Fund Complex
The undersigned, Ellen S. Alberding, Kevin J. Bannon, Scott E. Benjamin, Linda W. Bynoe, Barry H. Evans, Keith F. Hartstein, Laurie Simon Hodrick, Michael S. Hyland, Stuart S. Parker, Richard A. Redeker, Brian K. Reid, and Grace C. Torres as directors/trustees of each of the registered investment companies listed in Appendix A hereto, hereby authorize Andrew French, Claudia DiGiacomo, Deborah A. Docs, Raymond A. O’Hara and Jonathan D. Shain, or any of them, as attorney-in-fact, to sign on his or her behalf in the capacities indicated (and not in such person’s personal individual capacity for personal financial or estate planning), the Registration Statement on Form N-1A, filed for such registered investment company or any amendment thereto (including any pre-effective or post-effective amendments) and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5 for or on behalf of each registered investment company listed in Appendix A or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.
This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

/s/ Ellen S. Alberding Ellen S. Alberding	/s/ Laurie Simon Hodrick Laurie Simon Hodrick
/s/ Kevin J. Bannon Kevin J. Bannon	/s/ Michael S. Hyland Michael S. Hyland
/s/ Scott E. Benjamin Scott E. Benjamin	/s/ Stuart S. Parker Stuart S. Parker
/s/ Linda W. Bynoe Linda W. Bynoe	/s/ Richard A. Redeker Richard A. Redeker
/s/ Barry H. Evans Barry S. Evans	/s/ Brian K. Reid Brian K. Reid
/s/ Keith F. Hartstein Keith F. Hartstein	/s/ Grace C. Torres Grace C. Torres
Dated: March 8, 2018

APPENDIX A
Prudential Government Money Market Fund, Inc.
The Prudential Investment Portfolios, Inc.
Prudential Investment Portfolios 2
Prudential Investment Portfolios 3
Prudential Investment Portfolios Inc. 14
Prudential Investment Portfolios 4
Prudential Investment Portfolios 5
Prudential Investment Portfolios 6
Prudential National Muni Fund, Inc.
Prudential Jennison Blend Fund, Inc.
Prudential Jennison Mid-Cap Growth Fund, Inc.
Prudential Investment Portfolios 7
Prudential Investment Portfolios 8
Prudential Jennison Small Company Fund, Inc.
Prudential Investment Portfolios 9
Prudential World Fund, Inc.
Prudential Investment Portfolios, Inc. 10
Prudential Jennison Natural Resources Fund, Inc.
Prudential Global Total Return Fund, Inc.
Prudential Investment Portfolios 12
Prudential Investment Portfolios, Inc. 15
Prudential Investment Portfolios 16
Prudential Investment Portfolios, Inc. 17
Prudential Investment Portfolios 18
Prudential Sector Funds, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
The Target Portfolio Trust
The Prudential Variable Contract Account-2
The Prudential Variable Contract Account-10
PGIM ETF Trust

POWER OF ATTORNEY
for the PGIM Fund Complex
The undersigned, Brian Nee, as treasurer and principal financial and accounting officer of each of the registered investment companies listed in Appendix A hereto, hereby authorize Andrew French, Claudia DiGiacomo, Deborah A. Docs, Raymond A. O’Hara and Jonathan D. Shain, or any of them, as attorney-in-fact, to sign on his behalf in the capacities indicated (and not in such person’s personal individual capacity for personal financial or estate planning), the Registration Statement on Form N-1A, filed for such registered investment company or any amendment thereto (including any pre-effective or post-effective amendments) and any and all supplements or other instruments in connection therewith, including Form N-PX, Forms 3, 4 and 5 for or on behalf of each registered investment company listed in Appendix A or any current or future series thereof, and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.
This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.

/s/ Brian Nee Brian Nee
Dated: July 13, 2018

Appendix A
Prudential Government Money Market Fund, Inc.
The Prudential Investment Portfolios, Inc.
Prudential Investment Portfolios 2
Prudential Investment Portfolios 3
Prudential Investment Portfolios Inc. 14
Prudential Investment Portfolios 4
Prudential Investment Portfolios 5
Prudential Investment Portfolios 6
Prudential National Muni Fund, Inc.
Prudential Jennison Blend Fund, Inc.
Prudential Jennison Mid-Cap Growth Fund, Inc.
Prudential Investment Portfolios 7
Prudential Investment Portfolios 8
Prudential Jennison Small Company Fund, Inc.
Prudential Investment Portfolios 9
Prudential World Fund, Inc.
Prudential Investment Portfolios, Inc. 10
Prudential Jennison Natural Resources Fund, Inc.
Prudential Global Total Return Fund, Inc.
Prudential Investment Portfolios 12
Prudential Investment Portfolios, Inc. 15
Prudential Investment Portfolios 16
Prudential Investment Portfolios, Inc. 17
Prudential Investment Portfolios 18
Prudential Sector Funds, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
The Target Portfolio Trust
The Prudential Variable Contract Account-2
The Prudential Variable Contract Account-10
PGIM ETF Trust